Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Infinity Pharmaceuticals Inc [Member]
Subsequent Event [Line Items]
Subsequent Events [Text Block]
15. Subsequent Event
On May 3, 2023, a putative stockholder complaint was filed in the United States (U.S.) District Court for the Southern District of New York (S.D.N.Y.), captioned Childress v. Infinity Pharmaceuticals, Inc., et al. The

complaint names as defendants Infinity and each member of the board of directors, or the Board. The complaint alleges, among other things, that Infinity and each member of the Board violated federal securities laws and regulations through a registration statement intended to induce them to vote in favor of the transaction that purportedly omits material facts necessary to make the statements therein not false or misleading. The complaint seeks, among other relief, (i) injunctive relief preventing the consummation of the proposed transaction; (ii) rescission or rescissory damages in the event the proposed transaction is consummated; (iii) other damages purportedly incurred on account of defendants’ alleged misstatements or omissions; (iv) dissemination of an amendment to the registration statement that discloses certain information requested by the plaintiff; and (v) an award of plaintiff’s expenses and attorneys’ fees. We believe that the allegations asserted in the complaint are without merit. However, we cannot predict the outcome of this matter, nor can we estimate possible losses or a range of losses that may result from this matter.

15. Subsequent Events
On February 22, 2023, we, MEI Pharma, Inc., a Delaware corporation, or MEI, and Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of MEI, or the Merger Sub, entered into an Agreement and Plan of Merger, or the Merger Agreement, pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Infinity, with Infinity continuing as a wholly owned subsidiary of MEI and the surviving corporation of the merger, which transaction is referred to herein as the Merger. If the Merger is completed, the combined company will combine the expertise and resources of MEI and Infinity to advance a pipeline of three clinical-stage oncology drug candidates.
We expect to devote significant time and resources to the completion of the Merger. However, there can be no assurances that such activities will result in the completion of the Merger. Further, the completion of the Merger may ultimately not deliver the anticipated benefits or enhance shareholder value. If the Merger is not completed, we will consider alternative courses of action. We consider one of the following courses of action to be the most likely alternatives if the Merger is not completed:

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Pursue another strategic transaction
. We may resume the process of evaluating a potential strategic transaction, including the sale of the company or its assets. Based on our prior assessment, we do not expect that we would have the necessary time or financial resources to pursue another strategic transaction like the proposed Merger.

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Wind down the company
. If the Merger does not close and we are unable to enter into another strategic transaction, our board of directors may conclude that it is in the best interest of stockholders to cease normal operations and wind down the company through bankruptcy or dissolution proceedings. In such case, there would be no assurances as to the amount or timing of available cash remaining, if any, to distribute to stockholders after paying our obligations and setting aside funds for reserves.

In conjunction with their approval of the Merger Agreement, our board of directors approved a strategic restructuring to preserve our resources. As a result, we have reduced our overall headcount by four positions, representing approximately 13% of our workforce at the time we entered into the Merger Agreement. We expect to incur approximately $1.6 million and $0.1 million in total restructuring charges in general and administrative expenses and research and development expenses, respectively in the first quarter of 2023. These charges primarily consist of severance payments, employee benefits and related taxes, and stock-based compensation. Of the aggregate restructuring costs, we expect approximately $0.9 million to be settled through future cash expenditures. We expect the workforce reduction will be substantially completed by March 31, 2023.